Financial assets - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 1,129,690	€ 1,037,898
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,121,028	1,042,089
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,072,170	1,002,190
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,065,917	1,006,711
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	57,520	35,708
Debt instruments | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 55,111	€ 35,378